Annual Total Returns - Fidelity® Arizona Municipal Money Market Fund [BarChart] - 08.31 Fidelity Arizona Municipal Funds Combo PRO-12 - Fidelity® Arizona Municipal Money Market Fund - Fidelity Arizona Municipal Money Market Fund-Default
Oct. 30, 2021
Bar Chart Table:
Annual Return 2011	0.01%
Annual Return 2012	0.02%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.17%
Annual Return 2017	0.50%
Annual Return 2018	0.99%
Annual Return 2019	1.06%
Annual Return 2020	0.39%